Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Share Capital	Composition of share capital:
	December 31, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares in thousands
Ordinary shares with no par value	100,000	3,545	14,249	1,185

Schedule of Issued and Outstanding Share Capital	Issued and outstanding share capital:
Number of shares of no par value
in thousands

Balance as of January 1, 2024	1,185
Issuance of shares	1,774
Exercise of options and warrants	586

Balance as of December 31, 2024	3,545

Schedule of Interests Shares	The interests of the Company in the Company’s shares are as follows:
	December 31,
	2024	2023
	%

% of issued share capital	0.24	0.54